INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	$ 21,098	$ 14,134
Ending balance	19,351	21,098	$ 14,134
Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	16,789	12,903
Ending balance	15,949	16,789	12,903
Other Acquired Intangibles
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	4,309	1,231
Ending balance	3,402	4,309	1,231
Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	46,430	30,995	27,171
Additions	5,949	15,435	3,824
Disposals	(3,706)
Ending balance	48,673	46,430	30,995
Gross carrying amount | Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	39,306	28,095	24,271
Additions	5,949	11,211	3,824
Disposals	(806)
Ending balance	44,449	39,306	28,095
Gross carrying amount | Other Acquired Intangibles
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	7,124	2,900	2,900
Additions	0	4,224	0
Disposals	(2,900)
Ending balance	4,224	7,124	2,900
Accumulated depreciation and amortisation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(25,332)	(16,861)	(7,958)
Period changes	(7,696)	(8,471)	(8,903)
Disposals	3,706
Ending balance	(29,322)	(25,332)	(16,861)
Accumulated depreciation and amortisation | Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(22,517)	(15,192)	(7,246)
Period changes	(6,789)	(7,325)	(7,946)
Disposals	806
Ending balance	(28,500)	(22,517)	(15,192)
Accumulated depreciation and amortisation | Other Acquired Intangibles
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(2,815)	(1,669)	(712)
Period changes	(907)	(1,146)	(957)
Disposals	2,900
Ending balance	$ (822)	$ (2,815)	$ (1,669)